Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets	$ 68,699	$ 92,494
Less: allowance for expected credit losses	(877)	(745)
Total	$ 67,822	$ 91,749